Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Schedule H, line 4i - Schedule of Assets (Held at End of Year) The Manitowoc Company, Inc. 401(k) Retirement Plan

As of December 31, 2025 EIN #39-0448110

Plan #001

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost**	Current Value

*	FIDELITY BROKERAGE LINK	Brokerage Link	**	$1,762,145
	VICT INT SMMDCP VL C	Common collective trust	**	13,022,235
	PRU CORE PL BD CL 5	Common collective trust	**	13,478,364
	MFS INTL EQUITY 3A	Common collective trust	**	11,542,429
	CONESTOGA SMID CAP A	Common collective trust	**	16,545,729
*	MANITOWOC STOCK	Company Stock	**	7,190,463
*	FID GOVT MMKT	Mutual Fund	**	107,916
*	MIP II CL 1	Common collective trust	**	34,204,721
*	FID US BOND IDX	Mutual Fund	**	2,514,978
*	FID FRDM BLND 2065 Q	Common collective trust	**	1,882,713
*	FID FRDM BLND 2055 Q	Common collective trust	**	11,030,995
*	FID FRDM BLND 2060 Q	Common collective trust	**	7,181,106
*	SP TTL MRKT IDX CL C	Common collective trust	**	94,397,883
*	SP TTL INTL IDX CL C	Common collective trust	**	5,585,762
*	FID FRDM BLD RET Q	Common collective trust	**	6,045,325
*	FID FRDM BLND 2025 Q	Common collective trust	**	14,674,329
*	FID FRDM BLND 2030 Q	Common collective trust	**	24,166,114
*	FID FRDM BLND 2035 Q	Common collective trust	**	24,061,912
*	FID FRDM BLND 2040 Q	Common collective trust	**	23,787,426
*	FID FRDM BLND 2045 Q	Common collective trust	**	22,367,567
*	FID FRDM BLND 2050 Q	Common collective trust	**	22,372,600
*	FID FRDM BLND 2070 Q	Common collective trust	**	760,175
	Total Investments			$358,682,887

*	Participant Loans	4.25% to 9.50% notes, maturing through December 2030		$5,173,889

				$363,856,776

* Represents a party-in-interest as defined by ERISA.

** The cost of participant-directed investments is not required to be disclosed.